INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

US$ MILLIONS	2019	2018
Cost	$15,695	$12,515
Accumulated amortization	(1,309)	(880)
Net intangible assets	$14,386	$11,635
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2019	2018
Accumulated amortization at beginning of year	$(880)	$(576)
Disposals	12	—
Amortization	(450)	(371)
Foreign currency translation	9	67
Accumulated amortization at end of year	$(1,309)	$(880)
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2019	2018
Cost at beginning of the year	$12,515	$10,470
Additions, net of disposals	109	117
Acquisitions through business combinations(1)	3,248	3,208
Held for sale	(1)	—
Non-cash additions (disposals)	15	7
Foreign currency translation	(191)	(1,287)
Cost at end of year	$15,695	$12,515

(1)	See Note 7 Acquisition of Businesses for additional information.

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2019	2018
Brazilian regulated gas transmission operation	$3,885	$4,211
North American rail operations	1,992	—
North American residential energy infrastructure operation	1,806	1,763
Australian regulated terminal	1,758	1,766
Peruvian toll roads	1,159	1,118
Chilean toll roads	814	928
Indian toll roads(1)	769	843
U.K. telecom towers operation	472	—
Brazilian electricity transmission operation	401	—
U.K. port operation	283	273
Other(2)	1,047	733
Total	$14,386	$11,635

(1)	Indian toll roads include $680 million of intangible assets at our investments in Simhapuri Expressway Limited and Rayalseema Expressway Limited and $89 million at BIF India Holdings Pte Ltd.

(2)
Other intangibles are comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.

Goodwill is allocated to the following cash generating units, or group of cash generating units:

US$ MILLIONS	2019	2018
North American rail operations(1)	$2,042	$—
North American residential energy infrastructure operation(1)	1,274	1,209
Western Canadian natural gas gathering and processing operation(1)	749	492
Brazilian regulated gas transmission operation	632	657
Colombian natural gas distribution operation	542	547
U.S. data center operation(1)	486	463
Other(1)	828	491
Total	$6,553	$3,859

(1)	See Note 7 Acquisition of Businesses for additional information.